Financial instruments: classification - Movement in Level 3 portfolios - Liabilities (Details) - Recurring - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Movement in level 3 liabilities
Liabilities at beginning of period	£ 236,157
Liabilities at end of period	182,544
Level 3
Movement in level 3 liabilities
Liabilities at beginning of period	894	£ 1,317
Amounts recorded in the income statement	(98)	97
Level 3 transfers in	15	6
Level 3 transfers out	(116)	(337)
Purchases	114	100
Settlements	(15)	(14)
Sales	(107)	(164)
Foreign exchange and other adjustments	(2)	3
Liabilities at end of period	£ 685	£ 1,008